	CBOE VEST US LARGE CAP 20% BUFFER FUND
Schedule of Investments				July 31, 2022 (unaudited)
1.96%	MONEY MARKET FUND				Shares	Fair Value

	Federated Treasury Obligations Fund -
	Institutional Class 2.05%* . . . . . . . .			. . . .	343,251	$343,251
99.64%	PURCHASED OPTIONS
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
91.58%	CALL OPTIONS
	SPDR S&P 500
	ETF Trust . . .	140	$ 5,767,860	$ 0.01	11/16/23	$5,663,489
	SPDR S&P 500
	ETF Trust . . .	259	10,670,541	0.01	11/22/24	10,379,684
	TOTAL CALL OPTIONS PURCHASED . . . . . . . . . . . . . .					16,043,173
8.06%	PUT OPTIONS
	SPDR S&P 500
	ETF Trust . . .	31	1,277,169	447	02/16/23	128,991
	SPDR S&P 500
	ETF Trust . . .	31	1,277,169	435.61	03/16/23	112,127
	SPDR S&P 500
	ETF Trust . . .	31	1,277,169	468.13	11/17/22	172,825
	SPDR S&P 500
	ETF Trust . . .	31	1,277,169	391.85	05/18/23	69,595
	SPDR S&P 500
	ETF Trust . . .	31	1,277,169	439.17	08/18/22	83,855
	SPDR S&P 500
	ETF Trust . . .	31	1,277,169	451.74	01/19/23	137,330
	SPDR S&P 500
	ETF Trust . . .	31	1,277,169	444.7	04/20/23	133,858
	SPDR S&P 500
	ETF Trust . . .	31	1,277,169	394.76	07/20/23	81,127
	SPDR S&P 500
	ETF Trust . . .	31	1,277,169	452.4	10/20/22	129,704
	SPDR S&P 500
	ETF Trust . . .	31	1,277,169	379.19	06/22/23	64,294
	SPDR S&P 500
	ETF Trust . . .	31	1,277,169	447.87	09/22/22	115,475
	SPDR S&P 500
	ETF Trust . . .	31	1,277,169	470.59	12/22/22	183,427
						$1,412,608
99.64%	TOTAL PURCHASED OPTIONS . . . . . . . . . . . . . . . . .					17,455,781
101.60%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . . . . . .					17,799,032
(1.60%)	Liabilities, in excess of other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .					(280,245)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .					$17,518,787
* Effective	7 day yield as of July	31, 2022

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QUARTERLY REPORT

	CBOE VEST US LARGE CAP 20% BUFFER FUND
Schedule of Investments - continued				July 31, 2022 (unaudited)
(2.99%)	OPTIONS WRITTEN
(1.42%)	CALL OPTIONS
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
	SPDR S&P 500
	ETF Trust . . .	31	$(1,277,169)	$482.91	02/16/23	$(10,013)
	SPDR S&P 500
	ETF Trust . . .	31	(1,277,169)	479.01	03/16/23	(15,283)
	SPDR S&P 500
	ETF Trust . . .	24	(988,776)	495.12	11/17/22	(875)
	SPDR S&P 500
	ETF Trust . . .	31	(1,277,169)	441.22	05/18/23	(62,992)
	SPDR S&P 500
	ETF Trust . . .	24	(988,776)	463.40	08/18/22	(29)
	SPDR S&P 500
	ETF Trust . . .	31	(1,277,169)	484.87	01/19/23	(6,355)
	SPDR S&P 500
	ETF Trust . . .	31	(1,277,169)	489.40	04/20/23	(14,074)
	SPDR S&P 500
	ETF Trust . . .	31	(1,277,169)	451.96	07/20/23	(60,202)
	SPDR S&P 500
	ETF Trust . . .	24	(988,776)	479.64	10/20/22	(829)
	SPDR S&P 500 ETF
	Trust . . . . .	31	(1,277,169)	436.08	06/22/23	(76,384)
	SPDR S&P 500
	ETF Trust . . .	24	(988,776)	474.50	09/22/22	(288)
	SPDR S&P 500
	ETF Trust . . .	24	(988,776)	500.28	12/22/22	(1,416)
	TOTAL CALL OPTIONS WRITTEN

	(Premiums received: 292,795) . .		. . . . . .	. . . .	. . . . .	(248,740)
(1.57%)	PUT OPTIONS
	SPDR S&P 500
	ETF Trust . . .	31	$(1,277,169)	$357.27	02/16/23	$(30,039)
	SPDR S&P 500
	ETF Trust . . .	31	(1,277,169)	348.50	03/16/23	(29,233)
	SPDR S&P 500
	ETF Trust . . .	31	(1,277,169)	374.50	11/17/22	(23,312)
	SPDR S&P 500
	ETF Trust . . .	31	(1,277,169)	313.48	05/18/23	(22,754)
	SPDR S&P 500
	ETF Trust . . .	31	(1,277,169)	351.34	08/18/22	(464)
	SPDR S&P 500
	ETF Trust . . .	31	(1,277,169)	361.39	01/19/23	(28,179)
	SPDR S&P 500
	ETF Trust . . .	31	(1,277,169)	355.77	04/20/23	(38,564)
	SPDR S&P 500
	ETF Trust . . .	31	(1,277,169)	315.81	07/20/23	(29,357)

2

QUARTERLY REPORT

CBOE VEST US LARGE CAP 20% BUFFER FUND
Schedule of Investments - continued			July 31, 2022 (unaudited)
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
SPDR S&P 500
ETF Trust . . .	31	$(1,277,169)	$361.92	10/20/22	$(12,028)
SPDR S&P 500
ETF Trust . . .	31	(1,277,169)	303.35	06/22/23	(22,723)
SPDR S&P 500
ETF Trust . . .	31	(1,277,169)	358.30	09/22/22	(5,828)
SPDR S&P 500
ETF Trust . . .	31	(1,277,169)	376.47	12/22/22	(32,767)
TOTAL PUT OPTIONS WIRTTEN
(Premiums received: 493,399) . .		. . . . . .	. . . .	. . . . .	$(275,248)
(2.99%) TOTAL OPTIONS WRITTEN
(Premiums received: 786,194) . . .		. . . . .	. . . . .	. . . . .	$(523,988)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

PURCHASED OPTIONS . MONEY MARKET FUND . TOTAL INVESTMENTS . . OPTIONS WRITTEN . . .

Level 1	Level 2	Level 3
	Other
	Significant	Significant
Quoted	Observable	Unobservable
Prices	Inputs	Inputs	Total
$—	$17,455,781	$—	$17,455,781
343,251			343,251
343,251	17,455,781	—	17,799,032

$—	$(523,988)	$—	$(523,988)

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QUARTERLY REPORT

CBOE VEST US LARGE CAP 20% BUFFER FUND

Schedule of Investments - continued	July 31, 2022 (unaudited)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2022.

At July 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $17,652,255 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$590,834
Gross unrealized depreciation . . . .	(968,045)
Net unrealized appreciation . . . . .
$(377,211)

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QUARTERLY REPORT